Property and Equipment, Net (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 KRW	Dec. 31, 2013 KRW	Dec. 31, 2014 Computer and equipment KRW	Dec. 31, 2013 Computer and equipment KRW	Dec. 31, 2014 Furniture and fixtures KRW	Dec. 31, 2013 Furniture and fixtures KRW	Dec. 31, 2014 Vehicles KRW	Dec. 31, 2013 Vehicles KRW	Dec. 31, 2014 Capital lease assets KRW	Dec. 31, 2013 Capital lease assets KRW	Dec. 31, 2014 Leasehold improvements KRW	Dec. 31, 2013 Leasehold improvements KRW	Dec. 31, 2014 Software KRW	Dec. 31, 2013 Software KRW
Property and Equipment
Property and Equipment		21,082,000,000	23,370,000,000	7,050,000,000	7,212,000,000	1,368,000,000	2,149,000,000	80,000,000	78,000,000	1,340,000,000	1,287,000,000	964,000,000	746,000,000	10,280,000,000	11,898,000,000
Less: accumulated depreciation		(19,869,000,000)	(21,055,000,000)
Property and equipment, net	$ 1,112,000	1,213,000,000	2,315,000,000